SCHEDULE OF SUBSIDIARIES (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Particulars of Issued Capital	81,915,838	81,551,838	81,551,838
AsiaFIN Holdings Corp. Labuan [Member]
Domicile and Date of Incorporation	Labuan on July 15, 2019	Labuan on July 15, 2019
Particulars of Issued Capital	1	1
Principal activities	Investment holding company	Investment holding company
AsiaFIN Holdings Limited (Hong Kong) [Member]
Domicile and Date of Incorporation	Hong Kong on July 5, 2019	Hong Kong on July 5, 2019
Particulars of Issued Capital	1	1
Principal activities	Investment holding company	Investment holding company
StarFIN Holdings Limited [Member]
Domicile and Date of Incorporation	British Virgin Islands on August 19, 2021	British Virgin Islands on August 19, 2021
Particulars of Issued Capital	10,000	10,000
Principal activities	Investment holding company	Investment holding company
StarFIN Asia Sdn Bhd [Member]
Domicile and Date of Incorporation	Malaysia on May 24, 2018	Malaysia on May 24, 2018
Particulars of Issued Capital	11,400,102	11,400,102
Principal activities	Investment holding company	Investment holding company
Insite MY.Com Sdn Bhd [Member]
Domicile and Date of Incorporation	Malaysia on February 2, 2000	Malaysia on February 2, 2000
Particulars of Issued Capital	100,000	100,000
Principal activities	Provision of business system integration and management services	Provision of business system integration and management services
Insite MY Systems Sdn Bhd [Member]
Domicile and Date of Incorporation	Malaysia on January 18, 2000	Malaysia on January 18, 2000
Particulars of Issued Capital	500,000	500,000
Principal activities	Provision of information technology services	Provision of information technology services
Insite MY Innovations Sdn Bhd [Member]
Domicile and Date of Incorporation	Malaysia on January 18, 2010	Malaysia on January 18, 2010
Particulars of Issued Capital	540,000	540,000
Principal activities	Provision of information technology services	Provision of information technology services
OrangeFIN Asia Sdn Bhd [Member]
Domicile and Date of Incorporation	Malaysia on January 25, 2018	Malaysia on January 25, 2018
Particulars of Issued Capital	50,000	50,000
Principal activities	Provision of computer programming activities and services	Provision of computer programming activities and services
TellUS Report Sdn Bhd [Member]
Domicile and Date of Incorporation	Malaysia on September 22, 2023	Malaysia on September 22, 2023
Particulars of Issued Capital	60	60
Principal activities	Provision of information technology services	Provision of information technology services
Murni StarFIN Sdn Bhd [Member]
Domicile and Date of Incorporation	Malaysia on September 9, 2022	Malaysia on September 9, 2022
Particulars of Issued Capital	100,000	100,000
Principal activities	Provision of information technology services	Provision of information technology services
KSP AsiaFIN Co., Ltd. [Member]
Domicile and Date of Incorporation	Thailand on August 11, 2023	Thailand on August 11, 2023
Particulars of Issued Capital	50,000	50,000
Principal activities	Provision of information technology services	Provision of information technology services